Goodwill and Intangible Assets Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended			18 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Goodwill [Line Items]
Goodwill		$ 452,700,000	$ 452,700,000		$ 452,700,000
Goodwill, Impaired, Accumulated Impairment Loss		0			$ 0
Amortization of intangible assets		$ 72,000,000	$ 66,200,000	$ 62,100,000
Weighted Average [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period		3 years 10 months 27 days
Trade name
Goodwill [Line Items]
Intangible assets finite lives	10 years				2 years